Leases	6 Months Ended
Jun. 30, 2020
Leases
Leases

6. Leases

The movements in right-of-use assets are reported in the following table:

Right-of-Use Assets	Vessels	Vessel Equipment	Properties	Other	Total
As of January 1, 2020	200,032	1,857	4,550	56	206,495
Additions	5,610	472	516	59	6,657
Depreciation expense	(3,978)	(601)	(792)	(28)	(5,399)
As of June 30, 2020	201,664	1,728	4,274	87	207,753

An analysis of the lease liabilities is as follows:

Lease Liabilities
As of January 1, 2020	204,930
Additions	1,047
Lease charge (Note 18)	5,075
Payments	(10,359)
As of June 30, 2020	200,693
Lease liability, current portion	9,769
Lease liability, non-current portion	190,924
Total	200,693

An amount of $44 and $194 has been recognized in the unaudited condensed consolidated statement of profit or loss for the three and six months ended June 30, 2020, which represents the lease expense incurred for low value leases not included in the measurement of the right-of-use assets and the lease liability.